Segment Information (table) (detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Segment Reporting Information [Line Items]
Net Sales	$ 1,340,208	$ 1,276,297	$ 1,257,805
Operating Income	23,604	70,934	25,623
Interest Expense, Net	6,262	7,486	8,102
Income Taxes Expense (Benefit)	3,563	22,035	6,265
Total Assets	768,853	798,456	738,036
Additions to Property, Plant and Equipment	(19,448)	(16,371)	(27,425)
Depreciation & Amortization	23,281	23,251	22,691
Fruit And Vegetable [Member]
Segment Reporting Information [Line Items]
Net Sales	1,302,857	1,243,107	1,226,408
Operating Income	21,063	70,313	25,955
Interest Expense, Net	6,113	7,319	7,929
Income Taxes Expense (Benefit)	3,118	21,831	6,398
Total Assets	761,078	791,643	730,147
Additions to Property, Plant and Equipment	17,339	16,125	25,636
Depreciation & Amortization	21,842	22,146	21,780
Snack [Member]
Segment Reporting Information [Line Items]
Net Sales	11,496	11,357	11,730
Operating Income	872	174	(714)
Interest Expense, Net	27	35	47
Income Taxes Expense (Benefit)	189	53	(247)
Total Assets	3,770	4,038	4,739
Additions to Property, Plant and Equipment		0	22
Depreciation & Amortization	394	404	475
Other Products [Member]
Segment Reporting Information [Line Items]
Net Sales	25,855	21,833	19,667
Operating Income	1,669	447	382
Interest Expense, Net	122	132	126
Income Taxes Expense (Benefit)	256	151	114
Total Assets	4,005	2,775	3,150
Additions to Property, Plant and Equipment	2,109	246	1,767
Depreciation & Amortization	$ 1,045	$ 701	$ 436